Supplemental Guarantor Condensed Financial Information (Condensed Statements Of Cash Flows) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 28, 2014		Mar. 29, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Cash Flows [Line Items]
Net cash flows of operating activities	$ (35.5)		$ (180.0)		$ 38.2	$ 272.6	$ 97.8
Capital expenditures	(27.0)		(26.7)		(89.1)	(108.6)	(121.5)
Acquisitions, net of cash acquired					(6.9)	(286.5)	0
Return of investment intercompany dividends						0
Proceeds from properties sold	0.2		0.1		0.4	4.5	6.5
Other	0.1		0.2		1.0	0.3	0.3
Net cash flows of investing activities	(26.7)		(26.4)		(94.6)	(390.3)	(114.7)
Dividends paid to shareholders	(9.0)		(0.1)		(27.0)	(0.3)	(0.3)
Excess tax benefits (deficiencies) from stock-based compensation	0	[1]	0.1	[1]	0	(0.6)	1.0
Intercompany accounts	0				0	0	0
Proceeds from other debt	601.0		299.0		1,645.3	1,473.6	1,891.4
Repayments of other debt	(511.9)		(204.5)		(1,357.6)	(1,560.8)	(1,835.8)
Issuance of long term debt					0	600.0	0
Settlement of long term debt including fees and expenses					(355.0)	(217.7)	0
Purchase of non-controlling interest					(4.0)	0	0
Dividends paid to non-controlling interest	0		(0.3)		(5.3)	(3.5)	(3.8)
Repurchase of common shares	(30.7)		0		(19.5)	(1.2)	(62.5)
Proceeds from exercise of stock options	0.1		0.5		0.7	0.1	1.5
Net cash flows of financing activities	49.5		94.7		(122.4)	289.6	(8.5)
Effect of exchange rate changes on cash and cash equivalents	(90.3)		(26.2)		(24.7)	16.3	0.8
Increase (decrease) in cash and cash equivalents	(103.0)		(137.9)		(203.5)	188.2	(24.6)
Cash and cash equivalents - beginning of period	418.8		622.3		622.3	434.1	458.7
Cash and cash equivalents - end of period	315.8		484.4		418.8	622.3	434.1
Parent Company [Member]
Schedule Of Cash Flows [Line Items]
Net cash flows of operating activities	15.6		31.9		56.0	55.6	53.3
Capital expenditures	0		0		(0.3)	(0.2)	(0.2)
Acquisitions, net of cash acquired			0		0	0	0
Return of investment intercompany dividends						0
Proceeds from properties sold	0		0		0	0	0
Other	0		0		0	(29.2)	0
Net cash flows of investing activities	0		0		(0.3)	(29.4)	(0.2)
Dividends paid to shareholders	(9.0)		(0.1)		(27.0)	(0.3)	(0.3)
Excess tax benefits (deficiencies) from stock-based compensation			0.1			(0.6)	1.0
Intercompany accounts	23.8		(40.4)		280.0	(342.1)	(21.0)
Proceeds from other debt	0		0		0	0	0
Repayments of other debt	0		0		0	0	0
Issuance of long term debt						600.0
Settlement of long term debt including fees and expenses					(355.0)	(217.7)
Purchase of non-controlling interest					0
Dividends paid to non-controlling interest			0		0	0	0
Repurchase of common shares	(30.7)				(19.5)	(1.2)	(62.5)
Proceeds from exercise of stock options	0.1		0.5		0.7	0.1	1.5
Net cash flows of financing activities	(15.8)		(39.9)		(120.8)	38.2	(81.3)
Effect of exchange rate changes on cash and cash equivalents	0		0		0	0.8	(0.7)
Increase (decrease) in cash and cash equivalents	(0.2)		(8.0)		(65.1)	65.2	(28.9)
Cash and cash equivalents - beginning of period	0.2		65.3		65.3	0.1	29.0
Cash and cash equivalents - end of period	0		57.3		0.2	65.3	0.1
Guarantor Subsidiaries [Member]
Schedule Of Cash Flows [Line Items]
Net cash flows of operating activities	8.3		(63.9)		102.4	60.6	52.1
Capital expenditures	(7.9)		(8.0)		(29.1)	(25.1)	(20.6)
Acquisitions, net of cash acquired			0		(2.3)	(175.3)	0
Return of investment intercompany dividends						90.8
Proceeds from properties sold	0.2		0.1		0.3	0.1	0
Other	(6.0)		(4.5)		(43.7)	(129.0)	(58.1)
Net cash flows of investing activities	(13.7)		(12.4)		(74.8)	(238.5)	(78.7)
Dividends paid to shareholders	0		0		0	0	0
Excess tax benefits (deficiencies) from stock-based compensation			0			0	0
Intercompany accounts	(31.7)		65.1		(308.3)	241.5	3.6
Proceeds from other debt	308.6		0.8		420.0	692.5	940.0
Repayments of other debt	(269.3)		(0.8)		(194.9)	(727.3)	(905.2)
Issuance of long term debt						0
Settlement of long term debt including fees and expenses					0	0
Purchase of non-controlling interest					8.2
Dividends paid to non-controlling interest			0		0	0	0
Repurchase of common shares	0				0	0	0
Proceeds from exercise of stock options	0		0		0	0	0
Net cash flows of financing activities	7.6		65.1		(75.0)	206.7	38.4
Effect of exchange rate changes on cash and cash equivalents	(2.4)		(9.5)		5.4	6.9	(6.2)
Increase (decrease) in cash and cash equivalents	(0.2)		(20.7)		(42.0)	35.7	5.6
Cash and cash equivalents - beginning of period	2.2		44.2		44.2	8.5	2.9
Cash and cash equivalents - end of period	2.0		23.5		2.2	44.2	8.5
Non-Guarantor Subsidiaries [Member]
Schedule Of Cash Flows [Line Items]
Net cash flows of operating activities	(59.4)		(148.0)		(120.2)	156.4	(7.6)
Capital expenditures	(19.1)		(18.7)		(59.7)	(83.3)	(100.7)
Acquisitions, net of cash acquired			0		(4.6)	(111.2)	0
Return of investment intercompany dividends						(90.8)
Proceeds from properties sold	0		0		0.1	4.4	6.5
Other	6.1		4.7		44.7	158.5	58.4
Net cash flows of investing activities	(13.0)		(14.0)		(19.5)	(122.4)	(35.8)
Dividends paid to shareholders	0		0		0	0	0
Excess tax benefits (deficiencies) from stock-based compensation			0			0	0
Intercompany accounts	7.9		(24.7)		28.3	100.6	17.4
Proceeds from other debt	292.4		298.2		1,225.3	781.1	951.4
Repayments of other debt	(242.6)		(203.7)		(1,162.7)	(833.5)	(930.6)
Issuance of long term debt						0
Settlement of long term debt including fees and expenses					0	0
Purchase of non-controlling interest					(12.2)
Dividends paid to non-controlling interest			(0.3)		(5.3)	(3.5)	(3.8)
Repurchase of common shares	0				0	0	0
Proceeds from exercise of stock options	0		0		0	0	0
Net cash flows of financing activities	57.7		69.5		73.4	44.7	34.4
Effect of exchange rate changes on cash and cash equivalents	(87.9)		(16.7)		(30.1)	8.6	7.7
Increase (decrease) in cash and cash equivalents	(102.6)		(109.2)		(96.4)	87.3	(1.3)
Cash and cash equivalents - beginning of period	416.4		512.8		512.8	425.5	426.8
Cash and cash equivalents - end of period	313.8		403.6		416.4	512.8	425.5
Eliminations [Member]
Schedule Of Cash Flows [Line Items]
Net cash flows of operating activities	0		0		0	0	0
Capital expenditures	0		0		0	0	0
Acquisitions, net of cash acquired			0		0	0	0
Return of investment intercompany dividends						0
Proceeds from properties sold	0		0		0	0	0
Other	0		0		0	0	0
Net cash flows of investing activities	0		0		0	0	0
Dividends paid to shareholders	0		0		0	0	0
Excess tax benefits (deficiencies) from stock-based compensation			0			0	0
Intercompany accounts	0		0		0	0	0
Proceeds from other debt	0		0		0	0	0
Repayments of other debt	0		0		0	0	0
Issuance of long term debt						0
Settlement of long term debt including fees and expenses					0	0
Purchase of non-controlling interest					0
Dividends paid to non-controlling interest			0		0	0	0
Repurchase of common shares					0	0	0
Proceeds from exercise of stock options	0		0		0	0	0
Net cash flows of financing activities	0		0		0	0	0
Effect of exchange rate changes on cash and cash equivalents	0		0		0	0	0
Increase (decrease) in cash and cash equivalents	0		0		0	0	0
Cash and cash equivalents - beginning of period	0		0		0	0	0
Cash and cash equivalents - end of period	$ 0		$ 0		$ 0	$ 0	$ 0

[1]	Cash inflows (outflows) recognized as financing activities in the condensed consolidated statements of cash flows.